Commitment and Contingencies	12 Months Ended
Dec. 31, 2023
Commitment and Contingencies
Commitment and Contingencies

28.  Commitment and Contingencies

(a) Capital commitments

Capital expenditures contracted for at the balance sheet dates but not recognized in the Group’s consolidated financial statements are as follows:

	As of December 31,
	2022	2023
Property, plant and equipment	4,541,383	5,465,192
Leasehold improvements	807,666	552,626
Total	5,349,049	6,017,818

(b) Contingencies

Between March and July 2019, several securities class action lawsuits were filed against the Group, certain of the Group’s directors and officers, the underwriters in the IPO and the process agent. Some of these actions have been withdrawn, transferred, consolidated or dismissed. One action commenced during the aforementioned time period remains pending, under the caption In re NIO, Inc. Securities Litigation, 1:19-cv-01424, in the U.S. District Court for the Eastern District of New York (E.D.N.Y.). The plaintiffs in this case allege, in sum and substance, that the Group’s statements in the registration statement and/or other public statements were false or misleading and in violation of the U.S. federal securities laws. The Court denied the Group’s motion to dismiss in August 2021, and granted plaintiffs’ motion for class certification in August 2023. Discovery is ongoing.

Between August and September 2022, two complaints were filed against the Group, its CEO and its CFO in the federal district court for the Southern District of New York (S.D.N.Y.), in the actions captioned Saye v. NIO Inc. et al., Case No. 1:22-cv-07252 (S.D.N.Y.) and Bohonok v. NIO Inc. et al., Case No. 1:22-cv-07666 (S.D.N.Y.). Relying on a short seller report, these complaints allege that certain of the Group’s public disclosures between August 2020 and July 2022 contained false statements or omissions in violation of the Exchange Act. On December 14, 2022, the court consolidated the two actions and appointed a lead plaintiff. Briefing on the Group’s motion to dismiss was completed on July 31, 2023. The Court’s decision on the motion to dismiss is pending.

The aforementioned actions remain in their preliminary stages. The Group is currently unable to determine the outcomes of these actions or any estimate of the amount or range of any potential loss, if any, associated with resolution of such lawsuits, if they proceed.

On March 22, 2021, two individual plaintiffs filed a complaint in the Superior Court of the State of California, County of Santa Clara against the Company, several of its subsidiaries and certain unnamed individual defendants. Plaintiffs allege that they were former employees or contractors of the Company and its subsidiaries and that they had been discriminated and wrongfully terminated by the Company and its subsidiaries, allegedly in violation of various state and federal laws. Plaintiffs seek compensatory damages, including back pay, equity and lost earnings, the amounts of which have yet to be ascertained. On July 7, 2021, two of the Company’s subsidiaries filed a request to remove the case from state to federal court. Plaintiffs opposed the removal. On May 3, 2022, the Federal District Court remanded the case to the state court. On June 2, 2022, the Company filed a motion to quash service of the complaint for lack of personal jurisdiction with the Superior Court of the State of California. On September 22, 2022, the Court issued an order finding that Plaintiffs have not met their burden to establish the court's jurisdiction over NIO Inc., but also granted limited jurisdictional discovery with respect to the relationship between NIO Inc. and its U.S.-based subsidiaries. Document production has been paused as Plaintiffs and the Defendants have engaged in mediation and settlement discussions. The Parties are now in the processof final settelement. The settlement amount is not considered to be significant.

The Group is subject to legal proceedings and regulatory actions in the ordinary course of business, such as disputes with landlords, suppliers, employees, etc. The results of such proceedings cannot be predicted with certainty, but the Group does not anticipate that the final outcome arising out of any of such matters will have a material adverse effect on the consolidated balance sheets, comprehensive loss or cash flows on an individual basis or in the aggregate. As of December 31, 2022 and 2023, other than as disclosed above, the Group is not a party to any material legal or administrative proceedings.